Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 5 – Related Party Transactions

Office Lease -
A non-employee director of the Company is also the CEO of The Doctors Laboratory (“TDL”).  The Company leases its UK office space from TDL and has incurred expenses of approximately $139,000, $141,000 and $141,000 plus VAT during the years ended December 31, 2018, 2017 and 2016, respectively (see Note 6).